Drilling units (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Drilling units [Line Items]
Depreciation and amortization expense	$ 54.9	$ 33.8	$ 94.6	$ 68.0
Drilling Units
Drilling units [Line Items]
Cost	4,997.5		4,997.5		3,899.0
Accumulated depreciation	(545.3)		(545.3)		(450.7)
Net book value	4,452.2		4,452.2		3,448.3
Depreciation and amortization expense	$ 54.9	$ 33.8	$ 94.6	$ 68.0